Subsequent events	12 Months Ended
Dec. 31, 2014
Subsequent events [Abstract]
Subsequent events
26.	Subsequent events

(a)	On March 16, 2015, the board of directors of the Company approved a share repurchase program whereby the Company is authorized to repurchase its outstanding ADSs representing its ordinary shares with an aggregate value of up to US$20 million (equivalent to RMB123 million) over the next 12 months. As of the date of this report, the Company has repurchased a total of 112,400 ADSs at an average price of US$7.2234 per ADS.

(b)	Starting from April 2, 2015, the Company, along with certain of its officers and directors and underwriters of IPO, were named as a defendant in two putative securities class action lawsuits filed in the U.S. District Court for the Southern District of New York and one putative securities class action lawsuit filed in New York state court: Hung v. iDreamSky Technology Limited, et al., Civil Action No. 1:15-cv-02514 (S.D.N.Y.; filed on April 2, 2015); Griffith v. iDreamSky Technology Limited, et al., Civil Action No. 1:15-cv-02944 (S.D.N.Y.; filed on April 15, 2015); and Mansour v. iDreamSky Technology Limited, et al., No. 651340/2015 (Sup. Ct. N.Y. County; filed on April 22, 2015). The complaints in the above-mentioned putative securities class action lawsuits allege that various public statements made by the Company during the respective alleged class periods, including the Company's registration statement and prospectus issued in connection with IPO, contained material misstatements and omissions in violation of the federal securities laws and artificially inflated the value of its ADSs. As the actions remain in their preliminary stages, the Company is currently not in a position to estimate the possible loss or possible range of loss, if any, associated with the resolution of these lawsuits.